UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21698

GAMCO Global Gold, Natural Resources & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

GAMCO Global Gold, Natural Resources & Income Trust

Semiannual Report — June 30, 2023

(Y)our Portfolio Management Team

Caesar M. P. Bryan	Vincent Hugonnard-Roche

To Our Shareholders,

For the six months ended June 30, 2023, the net asset value (NAV) total return of the GAMCO Global Gold, Natural Resources & Income Trust (the Fund) was 5.2%, compared with total returns of 10.5% and 0.3% for the Chicago Board Options Exchange (CBOE) Standard & Poor’s (S&P) 500 Buy/Write Index and the Philadelphia Gold & Silver (XAU), respectively. The total return for the Fund’s publicly traded shares was 8.1%. The Fund’s NAV per share was $3.89, while the price of the publicly traded shares closed at $3.74 on the NYSE American. See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2023.

Investment Objective and Strategy (Unaudited)

The GAMCO Global Gold, Natural Resources & Income Trust is a non-diversified, closed-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and primary objective. Under normal market conditions, the Fund will attempt to achieve its objectives by investing 80% of its assets in equity securities of companies principally engaged in the gold and natural resource industries, and by writing covered call options on the underlying equity securities.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive sharehold-er reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

During the first quarter of 2023 the price of gold fluctuated significantly, driven by inflation expectations and their impact on real rates. After a strong performance during January from early signs of moderating inflation, gold hit a low of almost 1800 following continued strong employment numbers and a higher CPI read for the entire month of January. The Federal Reserve had to adjust to a higher target Fed Funds rate, which brought real rates back to 1.7% by the beginning of March. The final catalyst of the quarter was the failure of Silicon Valley Bank and Signature Bank. These bank runs highlighted the weakness of some banks’ “held to maturity” U.S. Treasury portfolios which, if marked to market, generated negative value. That new stress in the banking system accounted for another round of monetary tightening and potentially put the security of bank deposits at risk. This fueled the March rally for gold as a safe haven in front of lower real rates and currency reserve status. While the bullion was up +8.0% for the quarter, gold mining stocks performed in line, with the Philadelphia Gold and Silver Index (XAU) up +9.4% for the quarter, leaving the gold mining companies fairly valued, given the gold price.

The energy sector continued to discount weak demand from a possible upcoming recession. During the quarter, oil production remained flat, with U.S. shale production at 12.2 million barrels per day and OPEC production of around 29.2 million barrels per day. However, the oil price remains well supported at lower levels from the need of the U.S. to replenish the Strategic Petroleum Reserve and further OPEC cuts should the market reach a level the cartel would consider too low. While the price of WTI oil fell by 5.7%, energy equities, represented by the Energy Select Sector Index (IXE), contracted by only 4.4% for the quarter. Volatility levels contracted in the first quarter of 2022 but remained elevated, with the gold sector at 37%, 35% for the base metals sector, and 32% for energy equities.

During the second quarter of 2023, the price of gold contracted after hitting a 52 week high of $2,063. This was caused by persistent inflation expectations driving real rates up from 1.14%.to 1.62%, as measured by the 10-year Treasury Inflation-Protected Securities (TIPS). This metric continues to conform to the 2-10 year U.S. Treasury yield curve inversion. During the second quarter, the 2-10 year Treasury spread went from -0.56% to -1.06% at the end of the period. This could indicate that the Federal Reserve needs to pause its financial tightening to allow a slowdown in the system in order to avoid a potential hard landing, as leading indicators of recession are appearing stronger. While bullion was down 2.5% for the quarter, gold mining stocks performed in line, with the Philadelphia Gold and Silver Index (XAU) down 8.34% for the quarter, leaving the gold mining companies fairly valued, given the gold price.

The energy sector continued to discount weak demand from a potential recession as well as electrification of transportation. Oil production remained flat, with U.S. shale production at 12.2 million barrels per day and OPEC production slightly lower at around 28.6 million barrels per day. However, the oil price remains supported as OPEC monitors demand closely to adjust production. While the price of WTI oil fell by 6.65%, energy equities, represented by the Energy Select Sector Index (IXE), contracted by only -1.1% for the quarter.

Volatility levels contracted at the end of the second quarter of 2023, with the gold sector at 33%, 30% for the base metals sector, and 26% for energy equities. The volatility move was even more severe at the index level.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2023 (a) (Unaudited)

						Since
	Six					Inception
	Months	1 Year	5 year	10 year	15 year	(3/31/05)
GAMCO Global Gold, Natural Resources & Income Trust (GGN)
NAV Total Return (b)	5.16%	19.55%	6.05%	2.38%	(2.43)%	2.16%
Investment Total Return (c)	8.12	14.85	5.48	2.66	(1.95)	1.86
CBOE S&P 500 Buy/Write Index	10.47	9.02	4.42	6.26	5.28	5.27
Bloomberg Government/Credit Bond Index	2.18	(0.77)	1.03	1.64	2.83	3.14
Energy Select Sector Index	(5.49)	19.91	6.52	4.30	2.67	6.64
Philadelphia Gold & Silver Index	0.25	10.28	9.51	4.09	(2.01)	2.57

(a)	Performance returns for periods of less than one year are not annualized. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Bloomberg Government/Credit Bond Index is a market value weighted index that tracks the performance of fixed rate, publicly placed, dollar denominated obligations. The Energy Select Sector Index is an unmanaged indicator of stock market performance of large U.S. companies involved in the development or production of energy products. The Philadelphia Gold & Silver Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. Dividends and interest income are considered reinvested. You cannot invest directly in an index.
(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.
(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE American and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments before options written as of June 30, 2023:

GAMCO Global Gold, Natural Resources & Income Trust

Long Positions
Metals and Mining	50.1%
Energy and Energy Services	32.1%
U.S. Government Obligations	17.8%
100.0%
Short Positions
Call Options Written	(1.8)%
Put Options Written	(0.2)%
(2.0)%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 79.5%
	Energy and Energy Services — 32.1%
40,100	APA Corp. (a)	$2,804,306	$1,370,217
169,000	Baker Hughes Co.	7,071,897	5,342,090
240,000	BP plc, ADR (a)	9,736,560	8,469,600
157,548	Chevron Corp. (a)	28,012,638	24,790,178
100,000	ConocoPhillips (a)	11,863,770	10,361,000
131,100	Coterra Energy Inc. (a)	3,738,774	3,316,830
114,000	Devon Energy Corp. (a)	7,707,540	5,510,760
32,500	Diamondback Energy Inc.	4,662,100	4,269,200
339,000	Eni SpA	6,116,292	4,876,243
87,000	EOG Resources Inc. (a)	11,540,495	9,956,280
339,000	Exxon Mobil Corp. (a)	38,312,683	36,357,750
150,000	Halliburton Co. (a)	5,818,829	4,948,500
26,500	Hess Corp.	3,990,915	3,602,675
320,008	Kinder Morgan Inc. (a)	5,820,179	5,510,538
123,000	Marathon Oil Corp.	2,702,949	2,831,460
72,894	Marathon Petroleum Corp. (a)	9,028,178	8,499,440
21,100	NextEra Energy Partners LP	1,358,099	1,237,304
74,780	Occidental Petroleum Corp. (a)	5,126,107	4,397,064
74,500	ONEOK Inc. (a)	5,188,631	4,598,140
78,500	Phillips 66 (a)	8,858,854	7,487,330
44,400	Pioneer Natural Resources Co. (a)	10,736,034	9,198,792
218,000	Schlumberger NV (a)	13,444,099	10,708,160
281,500	Shell plc, ADR (a)	16,952,180	16,996,970
144,500	Suncor Energy Inc. (a)	5,902,713	4,236,740
183,500	The Williams Companies Inc. (a)	7,853,989	5,987,605
194,000	TotalEnergies SE, ADR (a)	12,166,003	11,182,160
59,500	Valero Energy Corp. (a)	7,771,195	6,979,350
		254,286,009	223,022,376
	Metals and Mining — 47.4%
264,815	Agnico Eagle Mines Ltd. (a)	17,097,379	13,235,454
1,255,000	Alamos Gold Inc., Cl. A (a)	13,377,423	14,959,600
582,500	Artemis Gold Inc.†	3,255,235	2,092,999
2,537,000	B2Gold Corp. (a)	11,845,620	9,057,090
1,138,519	Barrick Gold Corp. (a)	26,904,379	19,275,127
320,100	BHP Group Ltd., ADR (a)	20,691,188	19,100,367
3,286,500	De Grey Mining Ltd.†	3,236,721	2,944,611
415,500	Dundee Precious Metals Inc.	2,997,128	2,744,386
824,000	Eldorado Gold Corp.†	8,203,531	8,322,400
660,241	Endeavour Mining plc	16,814,362	15,823,855
3,181,729	Evolution Mining Ltd.	8,424,455	6,824,818
173,800	Franco-Nevada Corp. (a)	27,170,319	24,783,880
523,300	Freeport-McMoRan Inc. (a)	23,371,153	20,932,000
327,659	Fresnillo plc	6,606,624	2,539,206
538,000	Glencore plc	3,104,885	3,037,091
Shares		Cost	Market Value
110,000	Gold Fields Ltd., ADR	$1,491,600	$1,521,300
1,360,500	K92 Mining Inc.†	8,620,770	5,905,171
310,000	Karora Resources Inc.†	1,502,635	947,726
1,712,500	Kinross Gold Corp.	11,393,180	8,168,625
126,000	Lundin Gold Inc.	1,066,827	1,507,530
302,500	MAG Silver Corp.†	4,660,274	3,369,850
657,518	Newcrest Mining Ltd.	13,325,309	11,572,108
531,100	Newmont Corp. (a)	37,898,808	22,656,726
2,593,626	Northern Star Resources Ltd.	17,467,542	20,871,147
685,900	Osisko Gold Royalties Ltd.	10,004,771	10,542,283
1,399,900	Osisko Mining Inc.†	4,568,746	3,402,663
1,969,700	Perseus Mining Ltd.	2,729,436	2,164,991
300,000	Rio Tinto plc, ADR (a)	24,589,200	19,152,000
68,500	Royal Gold Inc.	7,828,418	7,862,430
924,032	SSR Mining Inc.	15,093,339	13,102,774
835,100	Victoria Gold Corp.†	8,688,175	4,866,557
742,900	Wesdome Gold Mines Ltd.†	7,441,542	3,869,417
1,244,716	Westgold Resources Ltd.†	1,857,089	1,194,001
502,450	Wheaton Precious Metals Corp. (a)	24,770,465	21,715,889
		398,098,528	330,066,072
	TOTAL COMMON STOCKS	652,384,537	553,088,448

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.2%
	Metals and Mining — 0.2%
$1,300,000	Fortuna Silver Mines Inc., 4.650%, 10/31/24	1,300,000	1,241,500

	CORPORATE BONDS — 2.5%
	Metals and Mining — 2.5%
2,250,000	AngloGold Ashanti Holdings plc, 3.750%, 10/01/30	1,925,906	1,932,470
2,250,000	Freeport-McMoRan Inc., 4.125%, 03/01/28	2,099,822	2,116,732
2,000,000	Hecla Mining Co., 7.250%, 02/15/28	1,995,279	1,983,940
2,000,000	IAMGOLD Corp., 5.750%, 10/15/28 (b)	2,000,000	1,499,050
3,700,000	Kinross Gold Corp., 6.250%, 07/15/33 (b)	3,652,566	3,660,566
1,500,000	New Gold Inc., 7.500%, 07/15/27 (b)	1,265,962	1,402,590

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Principal Amount		Cost	Market Value
	CORPORATE BONDS (Continued)
	Metals and Mining (Continued)
$5,250,000	Northern Star Resources Ltd., 6.125%, 04/11/33 (b)	$5,183,524	$5,097,347
		18,123,059	17,692,695
	TOTAL CORPORATE BONDS	18,123,059	17,692,695

	U.S. GOVERNMENT OBLIGATIONS — 17.8%
125,095,000	U.S. Treasury Bills, 4.799% to 5.321%††, 07/11/23 to 12/14/23 (c)	123,716,638	123,742,418

TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN — 100.0%		$795,524,234	695,765,061

OPTIONS WRITTEN — (2.0)%
(Premiums received $31,537,482)			(13,723,548)

Other Assets and Liabilities (Net)			3,546,737

PREFERRED SHARES
(3,408,830 preferred shares outstanding)			(85,220,750)

NET ASSETS — COMMON SHARES
(154,158,319 common shares outstanding)			$600,367,500

NET ASSET VALUE PER COMMON SHARE
($600,367,500 ÷ 154,158,319 shares outstanding)			$3.89

(a)	Securities, or a portion thereof, with a value of $230,032,703 were deposited with the broker as collateral for options written.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	At June 30, 2023, $53,500,000 of the principal amount was pledged as collateral for options written.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR American Depositary Receipt

Geographic Diversification	% of Total Investments*	Market Value
Long Positions
North America	77.7%	$540,464,775
Europe	11.7	81,470,389
Asia/Pacific	10.0	69,769,391
Latin America	0.4	2,539,206
South Africa	0.2	1,521,300
Total Investments — Long Positions	100.0%	$695,765,061

Short Positions
North America	(1.9)%	$(13,240,776)
Europe	(0.1)	(482,772)
Total Investments — Short Positions	(2.0)%	$(13,723,548)

*	Total investments exclude options written.

As of June 30, 2023, options written outstanding were as follows:

		Number of	Notional		Exercise		Expiration	Market
Description	Counterparty	Contracts	Amount		Price		Date	Value
OTC Call Options Written — (1.6)%
Agnico Eagle Mines Ltd.	Pershing LLC	820	USD	4,098,360	USD	63.50	08/18/23	$12,901
Agnico Eagle Mines Ltd.	Pershing LLC	808	USD	4,038,384	USD	60.00	10/20/23	79,606
Agnico Eagle Mines Ltd.	Pershing LLC	240	USD	1,199,520	USD	53.00	12/15/23	80,783
Agnico Eagle Mines Ltd.	Pershing LLC	780	USD	3,898,440	USD	60.00	12/15/23	120,706
Alamos Gold Inc., Cl. A	Pershing LLC	4,250	USD	5,066,000	USD	11.00	08/18/23	525,065
Alamos Gold Inc., Cl. A	Pershing LLC	3,000	USD	3,576,000	USD	11.75	10/20/23	333,631
Alamos Gold Inc., Cl. A	Pershing LLC	1,000	USD	1,192,000	USD	12.50	10/20/23	76,821
B2Gold Corp.	Pershing LLC	8,500	USD	3,034,500	USD	4.50	07/21/23	9,482

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

		Number of	Notional		Exercise		Expiration	Market
Description	Counterparty	Contracts	Amount		Price		Date	Value
B2Gold Corp.	Pershing LLC	8,370	USD	2,988,090	USD	5.00	10/20/23	$70,706
B2Gold Corp.	Pershing LLC	8,500	USD	3,034,500	USD	4.70	12/15/23	154,929
Baker Hughes Co.	Pershing LLC	580	USD	1,833,380	USD	35.00	08/18/23	20,666
Baker Hughes Co.	Pershing LLC	560	USD	1,770,160	USD	33.00	10/20/23	90,519
Baker Hughes Co.	Pershing LLC	550	USD	1,738,550	USD	33.00	12/15/23	118,819
Barrick Gold Corp.	Pershing LLC	2,648	USD	4,483,064	USD	17.00	07/21/23	105,239
Barrick Gold Corp.	Pershing LLC	1,147	USD	1,941,871	USD	21.00	07/21/23	658
Barrick Gold Corp.	Pershing LLC	984	USD	1,665,912	USD	17.50	08/18/23	51,241
Barrick Gold Corp.	Pershing LLC	725	USD	1,227,425	USD	19.00	08/18/23	12,531
Barrick Gold Corp.	Pershing LLC	2,086	USD	3,531,598	USD	22.00	08/18/23	8,755
Barrick Gold Corp.	Pershing LLC	575	USD	973,475	USD	17.50	09/15/23	38,208
Barrick Gold Corp.	Pershing LLC	3,220	USD	5,451,460	USD	24.00	09/15/23	10,608
BHP Group Ltd., ADR	Pershing LLC	1,000	USD	5,967,000	USD	72.50	07/21/23	233
BHP Group Ltd., ADR	Pershing LLC	1,000	USD	5,967,000	USD	65.00	09/15/23	64,644
BHP Group Ltd., ADR	Pershing LLC	1,200	USD	7,160,400	USD	65.00	11/17/23	183,540
BP plc, ADR	Pershing LLC	800	USD	2,823,200	USD	36.00	07/21/23	32,160
BP plc, ADR	Pershing LLC	800	USD	2,823,200	USD	38.00	10/20/23	60,688
BP plc, ADR	Pershing LLC	800	USD	2,823,200	USD	37.00	12/15/23	119,404
Chevron Corp.	Pershing LLC	515	USD	8,103,525	USD	180.00	08/18/23	7,608
Chevron Corp.	Pershing LLC	530	USD	8,339,550	USD	170.00	09/15/23	80,693
Chevron Corp.	Pershing LLC	530	USD	8,339,550	USD	180.00	10/20/23	51,489
ConocoPhillips	Pershing LLC	340	USD	3,522,740	USD	110.00	09/15/23	93,390
Coterra Energy Inc.	Pershing LLC	414	USD	1,047,420	USD	31.00	07/21/23	54
Coterra Energy Inc.	Pershing LLC	437	USD	1,105,610	USD	29.00	08/18/23	5,599
Coterra Energy Inc.	Pershing LLC	460	USD	1,163,800	USD	29.00	10/20/23	23,297
Devon Energy Corp.	Pershing LLC	570	USD	2,755,380	USD	65.00	07/21/23	40
Devon Energy Corp.	Pershing LLC	57	USD	275,538	USD	57.50	09/15/23	2,695
Diamondback Energy Inc.	Pershing LLC	85	USD	1,116,560	USD	147.85	09/15/23	16,628
Diamondback Energy Inc.	Pershing LLC	85	USD	1,116,560	USD	150.00	11/17/23	31,841
Diamondback Energy Inc.	Pershing LLC	95	USD	1,247,920	USD	147.00	01/19/24	65,981
Eldorado Gold Corp.	Pershing LLC	2,725	USD	2,752,250	USD	11.00	09/15/23	136,025
Eldorado Gold Corp.	Pershing LLC	2,790	USD	2,817,900	USD	11.50	11/17/23	184,153
Eni SpA	Morgan Stanley	200	EUR	1,318,200	EUR	15.00	07/21/23	166
Eni SpA	Morgan Stanley	178	EUR	1,173,198	EUR	15.00	09/15/23	4,834
Eni SpA	Morgan Stanley	300	EUR	1,977,300	EUR	15.00	11/17/23	19,394
EOG Resources Inc.	Pershing LLC	275	USD	3,147,100	USD	139.00	07/21/23	212
EOG Resources Inc.	Pershing LLC	285	USD	3,261,540	USD	139.00	09/15/23	12,544
EOG Resources Inc.	Pershing LLC	60	USD	686,640	USD	120.00	11/17/23	36,000
EOG Resources Inc.	Pershing LLC	250	USD	2,861,000	USD	127.50	11/17/23	94,496
Exxon Mobil Corp.	Pershing LLC	1,150	USD	12,333,750	USD	110.00	08/18/23	256,932
Exxon Mobil Corp.	Pershing LLC	1,090	USD	11,690,250	USD	120.00	10/20/23	147,409
Exxon Mobil Corp.	Pershing LLC	1,150	USD	12,333,750	USD	114.00	12/15/23	479,283
Franco-Nevada Corp.	Pershing LLC	497	USD	7,087,220	USD	160.00	12/15/23	236,229
Freeport-McMoRan Inc.	Pershing LLC	1,600	USD	6,400,000	USD	43.00	07/21/23	65,461
Freeport-McMoRan Inc.	Pershing LLC	2,000	USD	8,000,000	USD	45.00	08/18/23	109,369
Freeport-McMoRan Inc.	Pershing LLC	1,600	USD	6,400,000	USD	44.00	09/15/23	186,832
Glencore plc	Morgan Stanley	540	GBP	2,400,300	GBP	528.00	11/17/23	36,827
Gold Fields Ltd., ADR	Pershing LLC	1,100	USD	1,521,300	USD	15.00	10/20/23	84,620
Halliburton Co.	Pershing LLC	550	USD	1,814,450	USD	43.00	07/21/23	876
Halliburton Co.	Pershing LLC	430	USD	1,418,570	USD	38.00	09/15/23	27,236
Halliburton Co.	Pershing LLC	520	USD	1,715,480	USD	38.00	11/17/23	72,350
Hess Corp.	Pershing LLC	80	USD	1,087,600	USD	155.00	09/15/23	14,114

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

		Number of	Notional		Exercise		Expiration	Market
Description	Counterparty	Contracts	Amount		Price		Date	Value
Hess Corp.	Pershing LLC	105	USD	1,427,475	USD	150.00	11/17/23	$62,395
Kinder Morgan Inc.	Pershing LLC	1,120	USD	1,928,640	USD	20.00	07/21/23	75
Kinder Morgan Inc.	Pershing LLC	1,000	USD	1,722,000	USD	19.00	08/18/23	1,803
Kinder Morgan Inc.	Pershing LLC	1,000	USD	1,722,000	USD	18.00	09/15/23	17,455
Kinross Gold Corp.	Pershing LLC	3,300	USD	1,574,100	USD	5.50	08/18/23	31,767
Kinross Gold Corp.	Pershing LLC	6,375	USD	3,040,875	USD	6.00	11/17/23	110,073
Kinross Gold Corp.	Pershing LLC	7,450	USD	3,553,650	USD	5.00	01/19/24	379,031
Marathon Oil Corp.	Pershing LLC	840	USD	1,933,680	USD	27.50	07/21/23	2,132
Marathon Oil Corp.	Pershing LLC	420	USD	966,840	USD	26.00	09/15/23	22,260
Marathon Oil Corp.	Pershing LLC	390	USD	897,780	USD	30.00	10/20/23	8,966
Marathon Petroleum Corp.	Pershing LLC	270	USD	3,148,200	USD	125.00	08/18/23	44,499
Marathon Petroleum Corp.	Pershing LLC	290	USD	3,381,400	USD	125.00	10/20/23	115,258
Marathon Petroleum Corp.	Pershing LLC	300	USD	3,498,000	USD	125.00	12/15/23	175,096
Newmont Corp.	Pershing LLC	1,630	USD	6,953,580	USD	55.00	08/18/23	8,400
Newmont Corp.	Pershing LLC	770	USD	3,284,820	USD	47.50	09/15/23	60,560
Newmont Corp.	Pershing LLC	2,061	USD	8,792,226	USD	55.00	09/15/23	32,384
Newmont Corp.	Pershing LLC	1,620	USD	6,910,920	USD	47.00	10/20/23	219,560
NextEra Energy Partners LP	Pershing LLC	211	USD	1,237,304	USD	67.50	09/15/23	16,724
Occidental Petroleum Corp.	Pershing LLC	238	USD	1,399,440	USD	65.00	10/20/23	36,774
Occidental Petroleum Corp.	Pershing LLC	260	USD	1,528,800	USD	72.50	11/17/23	20,157
ONEOK Inc.	Pershing LLC	255	USD	1,573,860	USD	67.50	08/18/23	5,660
ONEOK Inc.	Pershing LLC	235	USD	1,450,420	USD	71.00	10/20/23	9,144
ONEOK Inc.	Pershing LLC	255	USD	1,573,860	USD	65.00	12/15/23	54,945
Osisko Gold Royalties Ltd.	Pershing LLC	829	USD	1,274,173	USD	14.50	07/21/23	87,771
Osisko Gold Royalties Ltd.	Pershing LLC	2,270	USD	3,488,990	USD	14.00	09/15/23	427,493
Phillips 66	Pershing LLC	265	USD	2,527,570	USD	115.00	07/21/23	83
Phillips 66	Pershing LLC	275	USD	2,622,950	USD	105.00	09/15/23	39,971
Phillips 66	Pershing LLC	245	USD	2,336,810	USD	105.00	11/17/23	66,780
Pioneer Natural Resources Co.	Pershing LLC	135	USD	2,796,930	USD	242.50	09/15/23	25,792
Pioneer Natural Resources Co.	Pershing LLC	135	USD	2,796,930	USD	240.00	11/17/23	67,050
Pioneer Natural Resources Co.	Pershing LLC	174	USD	3,604,932	USD	240.00	01/19/24	116,179
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	6,384,000	USD	80.00	07/21/23	1,788
Rio Tinto plc, ADR	Pershing LLC	500	USD	3,192,000	USD	75.00	08/18/23	4,258
Rio Tinto plc, ADR	Pershing LLC	500	USD	3,192,000	USD	65.00	10/20/23	136,155
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	6,384,000	USD	70.00	12/15/23	209,534
Royal Gold Inc.	Pershing LLC	215	USD	2,467,770	USD	130.00	07/21/23	1,755
Royal Gold Inc.	Pershing LLC	260	USD	2,984,280	USD	132.00	09/15/23	34,632
Royal Gold Inc.	Pershing LLC	210	USD	2,410,380	USD	120.00	11/17/23	134,889
Schlumberger NV	Pershing LLC	730	USD	3,585,760	USD	60.00	08/18/23	11,728
Schlumberger NV	Pershing LLC	720	USD	3,536,640	USD	52.00	09/15/23	133,239
Schlumberger NV	Pershing LLC	730	USD	3,585,760	USD	55.00	11/17/23	146,465
Shell plc, ADR	Pershing LLC	890	USD	5,373,820	USD	58.00	07/21/23	256,688
Shell plc, ADR	Pershing LLC	925	USD	5,585,150	USD	60.00	10/20/23	301,476
Shell plc, ADR	Pershing LLC	500	USD	3,019,000	USD	62.50	01/19/24	163,681
Shell plc, ADR	Pershing LLC	500	USD	3,019,000	USD	65.00	01/19/24	112,034
SSR Mining Inc.	Pershing LLC	3,080	USD	4,367,440	USD	18.00	09/15/23	50,046
SSR Mining Inc.	Pershing LLC	3,000	USD	4,254,000	USD	18.00	10/20/23	85,190
SSR Mining Inc.	Pershing LLC	3,160	USD	4,480,880	USD	17.00	12/15/23	193,863
Suncor Energy Inc.	Pershing LLC	495	USD	1,451,340	USD	40.00	08/18/23	423
Suncor Energy Inc.	Pershing LLC	475	USD	1,392,700	USD	37.00	09/15/23	3,440
Suncor Energy Inc.	Pershing LLC	475	USD	1,392,700	USD	32.00	11/17/23	51,742
The Williams Companies Inc.	Pershing LLC	612	USD	1,996,956	USD	31.00	08/18/23	130,999

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

		Number of	Notional		Exercise		Expiration	Market
Description	Counterparty	Contracts	Amount		Price		Date	Value
The Williams Companies Inc.	Pershing LLC	612	USD	1,996,956	USD	33.50	10/20/23	$59,022
TotalEnergies SE, ADR	Pershing LLC	600	USD	3,458,400	USD	63.00	08/18/23	21,975
TotalEnergies SE, ADR	Pershing LLC	610	USD	3,516,040	USD	63.00	09/15/23	43,715
TotalEnergies SE, ADR	Pershing LLC	730	USD	4,207,720	USD	60.00	10/20/23	134,672
Valero Energy Corp.	Pershing LLC	220	USD	2,580,600	USD	132.50	09/15/23	40,948
Valero Energy Corp.	Pershing LLC	240	USD	2,815,200	USD	135.00	11/17/23	79,242
Valero Energy Corp.	Pershing LLC	135	USD	1,583,550	USD	130.00	01/19/24	91,096
Wheaton Precious Metals Corp.	Pershing LLC	1,860	USD	8,038,920	USD	41.00	09/15/23	703,566
Wheaton Precious Metals Corp.	Pershing LLC	1,300	USD	5,618,600	USD	50.00	11/17/23	156,931
Wheaton Precious Metals Corp.	Pershing LLC	760	USD	3,284,720	USD	52.50	11/17/23	61,798
Wheaton Precious Metals Corp.	Pershing LLC	570	USD	2,463,540	USD	45.00	01/19/24	202,429
Wheaton Precious Metals Corp.	Pershing LLC	535	USD	2,312,270	USD	50.00	01/19/24	99,233
TOTAL OTC CALL OPTIONS WRITTEN								$11,092,109
OTC Put Options Written — (0.0)%
VanEck Agribusiness ETF	Pershing LLC	412	USD	3,367,276	USD	83.00	09/15/23	$104,667
VanEck Agribusiness ETF	Pershing LLC	410	USD	3,350,930	USD	81.00	10/20/23	81,386
TOTAL OTC PUT OPTIONS WRITTEN								$186,053

	Number of	Notional		Exercise		Expiration	Market
Description	Contracts	Amount		Price		Date	Value
Exchange Traded Call Options Written — (0.2)%
Alamos Gold Inc., Cl. A	4,300	USD	5,125,600	USD	12.50	01/19/24	$494,500
ConocoPhillips	330	USD	3,419,130	USD	130.00	08/18/23	3,630
ConocoPhillips	330	USD	3,419,130	USD	120.00	11/17/23	69,630
Dundee Precious Metals Inc.	2,125	CAD	1,859,375	CAD	8.50	08/18/23	104,265
Dundee Precious Metals Inc.	2,030	CAD	1,776,250	CAD	11.00	10/20/23	26,050
Eldorado Gold Corp.	2,725	USD	2,752,250	USD	11.00	07/21/23	29,975
Endeavour Mining plc	1,500	CAD	4,762,500	CAD	37.00	08/18/23	19,249
Endeavour Mining plc	2,400	CAD	7,620,000	CAD	36.00	09/15/23	67,031
Endeavour Mining plc	2,700	CAD	8,572,500	CAD	34.00	12/15/23	335,271
Franco-Nevada Corp.	593	USD	8,456,180	USD	160.00	07/21/23	11,860
Franco-Nevada Corp.	648	USD	9,240,480	USD	165.00	10/20/23	105,624
Hess Corp.	80	USD	1,087,600	USD	155.00	07/21/23	1,200
K92 Mining Inc.	3,840	CAD	2,208,000	CAD	9.00	09/15/23	13,044
Lundin Gold Inc.	1,250	CAD	1,981,250	CAD	16.00	07/21/23	40,102
Occidental Petroleum Corp.	250	USD	1,470,000	USD	72.50	08/18/23	2,250
Osisko Gold Royalties Ltd.	1,900	USD	2,920,300	USD	15.00	07/21/23	114,000
Osisko Gold Royalties Ltd.	1,860	USD	2,858,820	USD	20.00	10/20/23	37,200
Osisko Mining Inc.	4,000	CAD	1,288,000	CAD	5.00	09/15/23	7,548
Victoria Gold Corp.	2,476	CAD	1,911,472	CAD	14.00	07/21/23	6,542
TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN							$1,488,971
Exchange Traded Put Options Written — (0.2)%
Energy Select Sector SPDR ETF	1,200	USD	9,740,400	USD	65.00	09/15/23	$28,800
Energy Select Sector SPDR ETF	800	USD	6,493,600	USD	71.00	09/15/23	44,000
Energy Select Sector SPDR ETF	860	USD	6,980,620	USD	70.00	10/20/23	77,400
NextEra Energy Partners LP	180	USD	1,055,520	USD	65.00	07/21/23	132,480
NextEra Energy Partners LP	94	USD	551,216	USD	60.00	10/20/23	48,880
Utilities Select Sector SPDR Fund	1,200	USD	7,852,800	USD	63.00	08/18/23	56,400
Utilities Select Sector SPDR Fund	1,240	USD	8,114,560	USD	63.00	09/15/23	104,160
VanEck Agribusiness ETF	230	USD	1,879,790	USD	82.00	08/18/23	39,675
VanEck Agribusiness ETF	410	USD	3,350,930	USD	83.00	11/17/23	98,400

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

	Number of	Notional		Exercise		Expiration	Market
Description	Contracts	Amount		Price		Date	Value
VanEck Gold Miners ETF	1,580	USD	4,757,380	USD	29.00	09/15/23	$146,940
VanEck Gold Miners ETF	1,660	USD	4,998,260	USD	28.00	11/17/23	179,280
TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN							$956,415

TOTAL OPTIONS WRITTEN							$13,723,548

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Statement of Assets and Liabilities

June 30, 2023 (Unaudited)

Assets:
Investments in securities, at value (cost $795,524,234)	$695,765,061
Cash	10,795,768
Foreign currency, at value (cost $48,543)	48,212
Receivable for investments in securities sold	2,507,820
Dividends and interest receivable	556,909
Deferred offering expense	156,431
Prepaid expenses	14,504
Total Assets	709,844,705
Liabilities:
Options written, at value (premiums received $31,537,482)	13,723,548
Payable to broker	2,813,077
Distributions payable	59,181
Payable for investment securities purchased	6,466,989
Payable for investment advisory fees	564,633
Payable for payroll expenses	139,015
Payable for accounting fees	7,500
Other accrued expenses	482,512
Total Liabilities	24,256,455
Cumulative Preferred Shares $0.001 par value, unlimited number of shares authorized:
Series B Preferred Shares (5.000%, $25 liquidation value per share, 3,408,830 shares issued and outstanding)	85,220,750
Net Assets Attributable to Common Shareholders	$600,367,500

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$1,142,534,663
Total accumulated loss	(542,167,163)
Net Assets	$600,367,500

Net Asset Value per Common Share:
($600,367,500 ÷ 154,158,319 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$3.89

Statement of Operations

For the Six Months Ended June 30, 2023 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $333,861)	$7,373,918
Interest	3,217,918
Total Investment Income	10,591,836
Expenses:
Investment advisory fees	3,447,649
Shareholder communications expenses	166,998
Payroll expenses	155,646
Trustees’ fees	124,215
Legal and audit fees	121,278
Custodian fees	30,540
Shareholder services fees	24,113
Accounting fees	22,500
Miscellaneous expenses	138,086
Total Expenses	4,231,025
Less:
Expenses paid indirectly by broker (See Note 5)	(2,982)
Net Expenses	4,228,043
Net Investment Income	6,363,793

Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Written Options, and Foreign Currency:
Net realized gain on investments in securities	13,545,808
Net realized gain on written options	24,224,919
Net realized loss on foreign currency transactions	(19,396)
Net realized gain on investments in securities, written options, and foreign currency transactions	37,751,331
Net change in unrealized appreciation/depreciation:
on investments in securities	(30,223,895)
on written options	19,002,016
on foreign currency translations	(657)
Net change in unrealized appreciation/depreciation on investments in securities, written options, and foreign currency translations	(11,222,536)
Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Written Options, and Foreign Currency	26,528,795
Net Increase in Net Assets Resulting from Operations	32,892,588
Total Distributions to Preferred Shareholders	(2,130,580)
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$30,762,008

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
Operations:
Net investment income	$6,363,793		$13,453,096
Net realized gain/(loss) on investments in securities, securities sold short, written options, and foreign currency transactions	37,751,331		(12,798,537)
Net change in unrealized appreciation/depreciation on investments in securities, written options, and foreign currency translations	(11,222,536)		53,621,342
Net Increase in Net Assets Resulting from Operations	32,892,588		54,275,901

Distributions to Preferred Shareholders from Accumulated Earnings	(2,130,580	)*	(4,314,116)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	30,762,008		49,961,785

Distributions to Common Shareholders:
Accumulated earnings	(27,748,498	)*	(10,272,841)
Return of capital	—		(45,224,154)
Total Distributions to Common Shareholders	(27,748,498)		(55,496,995)

Fund Share Transactions:
Net increase in net assets from repurchase of preferred shares	19,721		116,757
Net Increase in Net Assets from Fund Share Transactions	19,721		116,757

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	3,033,231		(5,418,453)

Net Assets Attributable to Common Shareholders:
Beginning of year	597,334,269		602,752,722
End of period	$600,367,500		$597,334,269

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2023		Year Ended December 31,
	(Unaudited)		2022	2021	2020	2019		2018
Operating Performance:
Net asset value, beginning of year	$3.87		$3.91	$4.01	$4.31	$4.17		$5.46
Net investment income	0.04		0.09	0.08	0.04	0.02		0.07
Net realized and unrealized gain/(loss) on investments, securities sold short, written options, and foreign currency transactions	0.17		0.26	0.20	0.13	0.74		(0.73)
Total from investment operations	0.21		0.35	0.28	0.17	0.76		(0.66)

Distributions to Preferred Shareholders: (a)
Net investment income	(0.00	)*(b)	(0.03)	(0.03)	(0.03)	(0.03)		(0.03)
Net realized gain	(0.01	)*	—	—	—	—		—
Total distributions to preferred shareholders	(0.01)		(0.03)	(0.03)	(0.03)	(0.03)		(0.03)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	0.20		0.32	0.25	0.14	0.73		(0.69)

Distributions to Common Shareholders:
Net investment income	(0.03	)*	(0.07)	(0.05)	(0.03)	(0.00	)(b)	(0.03)
Net realized gain	(0.15	)*	—	—	—	—		—
Return of capital	—		(0.29)	(0.31)	(0.45)	(0.60)		(0.57)
Total distributions to common shareholders	(0.18)		(0.36)	(0.36)	(0.48)	(0.60)		(0.60)

Fund Share Transactions:
Increase in net asset value from common share transactions	—		—	—	0.01	0.01		0.00 (b)
Increase in net asset value from common shares issued upon reinvestment of distributions	—		—	0.00 (b)	—	—		—
Increase in net asset value from repurchase of common shares	—		—	0.01	0.03	0.00	(b)	—
Increase in net asset value from repurchase of preferred shares and transaction fees	0.00	(b)	0.00 (b)	—	0.00 (b)	0.00	(b)	0.00 (b)
Total Fund share transactions	0.00	(b)	0.00 (b)	0.01	0.04	0.01		0.00 (b)

Net Asset Value Attributable to Common Shareholders, End of Period	$3.89		$3.87	$3.91	$4.01	$4.31		$4.17
NAV total return †	5.16%		8.87%	6.69%	5.58%	18.82%		(13.54)%
Market value, end of period	$3.74		$3.63	$3.75	$3.51	$4.40		$3.70
Investment total return ††	8.12%		6.84%	17.51%	(8.68)%	36.72%		(19.44)%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$685,588		$682,745	$689,250	$712,971	$759,110		$655,478
Net assets attributable to common shares, end of period (in 000’s)	$600,367		$597,334	$602,753	$626,474	$672,464		$568,366
Ratio of net investment income to average net assets attributable to common shares	2.10	%(c)	2.29%	2.09%	1.08%	0.46%		1.38%
Ratio of operating expenses to average net assets attributable to common shares (d)(e)(f)	1.40	%(c)	1.39%	1.40%	1.42%	1.37%		1.35%
Portfolio turnover rate	46%		126%	96%	89%	93%		146%

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2023	Year Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Cumulative Preferred Shares:
5.000% Series B Preferred
Liquidation value, end of period (in 000’s)	$85,221	$85,411	$86,497	$86,497	$86,646	$87,112
Total shares outstanding (in 000’s)	3,409	3,416	3,460	3,460	3,466	3,484
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (g)	$23.15	$23.43	$25.45	$25.13	$24.12	$23.06
Asset coverage per share	$201	$200	$199	$206	$219	$188
Asset Coverage	804%	799%	797%	824%	876%	752%

†	Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.
††	Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.
*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on the record dates throughout the periods.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. Had such payments not been made, this expense ratio for the year ended December 31, 2022 would have been 1.40%. For the six months ended June 30, 2023 and the years ended December 31, 2021, 2020, 2019, and 2018, there was no impact on the expense ratios.
(e)	Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2023 and the years ended December 31, 2022, 2021, 2020, 2019, and 2018 would have been 1.23%, 1.21%, 1.22%, 1.25%, 1.20%, and 1.19%, respectively.
(f)	The Fund incurred dividend expense and service fees on securities sold short. If these expenses had not been incurred, the expense ratios for the years ended December 31, 2022, 2021, 2020, 2019, and 2018 would have been 1.36%, 1.39%, 1.34%, 1.33%, and 1.33% attributable to common shares, respectively, and 1.18%, 1.21%, 1.18%, 1.17%, and 1.17% including liquidation value of preferred shares. For the six months ended June 30, 2023, there was no dividend expense or service fees on securities sold short.
(g)	Based on weekly prices.

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. GAMCO Global Gold, Natural Resources & Income Trust (the Fund) was organized on January 4, 2005 as a Delaware statutory trust. The Fund is a non-diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund commenced investment operations on March 31, 2005.

The Fund’s primary investment objective is to provide a high level of current income. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and its primary objective. The Fund will attempt to achieve its objectives, under normal market conditions, by investing 80% of its assets in equity securities of companies principally engaged in the gold and natural resources industries. As part of its investment strategy, the Fund intends to earn income through an option strategy of writing (selling) covered call options on equity securities in its portfolio. The Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, mining, fabrication, processing, distribution, or trading of gold, or the financing, managing and controlling, or operating of companies engaged in “gold related” activities (Gold Companies). In addition, the Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, production, or distribution of natural resources, such as gas and oil, paper, food and agriculture, forestry products, metals, and minerals as well as related transportation companies and equipment manufacturers (Natural Resources Companies). The Fund may invest in the securities of companies located anywhere in the world. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/23
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$553,088,448	—	$553,088,448
Convertible Corporate Bonds (a)	—	$1,241,500	1,241,500
Corporate Bonds (a)	—	17,692,695	17,692,695
U.S. Government Obligations	—	123,742,418	123,742,418
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$553,088,448	$142,676,613	$695,765,061

INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
Equity Contracts
Call Options Written	$(1,450,571)	$(11,130,509)	$(12,581,080)
Put Options Written	(639,060)	(503,408)	(1,142,468)
TOTAL INVESTMENTS IN SECURITIES – LIABLITIES	$(2,089,631)	$(11,633,917)	$(13,723,548)

(a)	Please refer to the Schedule of Investments (SOI) for the industry classifications of these portfolio holdings.

There were no level 3 investments held at June 30, 2023 or December 31, 2022.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2023, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at June 30, 2023 are reflected within the Schedule of Investments.

The Fund’s volume of activity in equity options contracts during the six months ended June 30, 2023 had an average monthly market value of approximately $27,486,462.

At June 30, 2023, the Fund’s derivative liabilities (by type) are as follows:

	Gross Amounts of Recognized Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities
OTC Equity Written Options	$11,278,162	—	$11,278,162

The following table presents the Fund’s derivative liabilities by counterparty net of the related collateral segregated by the Fund for the benefit of the counterparty as of June 30, 2023:

	Net Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Securities Pledged as Collateral	Cash Collateral Pledged	Net Amount
Counterparty
Pershing LLC	$11,216,941	$(11,216,941)	—	—
Morgan Stanley	61,221	(61,221)	—	—
Total	$11,278,162	$(11,278,162)	—	—

As of June 30, 2023 the value of equity options written can be found in the Statement of Assets and Liabilities, under Liabilities, Options written, at value. For the six months ended June 30, 2023, the effect of equity options written can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency, within Net realized gain on written options, and Net change in unrealized appreciation/depreciation on written options.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2023, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. At June 30, 2023, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee of 110% of the 90 day U.S. Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Distributions during the year may be made in excess of required distributions. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 5.000% Series B Cumulative Preferred Shares (Series B Preferred) are accrued on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2022 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income	$10,272,841	$4,314,116
Return of capital	45,224,154	—
Total distributions paid	$55,496,995	$4,314,116

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2022, the Fund had net long term capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Long term capital loss carryforward with no expiration	$429,565,809

The following summarizes the tax cost of investments and derivatives and the related net unrealized depreciation at June 30, 2023:

	Cost/	Gross Unrealized	Gross Unrealized	Net Unrealized
	(Premiums)	Appreciation	Depreciation	Depreciation
Investments and other derivative instruments	$801,823,954	$25,073,458	$(144,855,899)	$(119,782,441)

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2023, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2023, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2023, other than short term securities and U.S. Government obligations, aggregated $274,104,325 and $266,619,945, respectively.

5. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2023, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $2,982.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2023, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). For the six months ended June 30, 2023, the Fund accrued $155,646 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Fund has an effective $500 million shelf registration for the issuance of common or preferred shares. On June 17, 2021 the Fund filed a prospectus supplement for at-the-market offerings of up to 20 million common shares.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The Board has authorized the repurchase of its common shares in the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2023 and year ended December 31, 2022, the Fund did not repurchase any common shares.

The Fund did not have any transactions in common shares of beneficial interest for the six months ended June 30, 2023 and the year ended December 31, 2022.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of $0.001 par value Preferred Shares. The Series B Preferred are callable at any time at the liquidation value of $25 per share plus accrued and unpaid dividends. The Board has authorized the repurchase of the Series B Preferred in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2023 and the year ended December 31, 2022 the Fund repurchased and retired 7,593 and 43,476 of Series B Preferred at investments of $169,653 and $969,992 and at discounts of approximately 10.57 % and 10.80% to its liquidation preference. At June 30, 2023, 3,408,830 Series B Preferred were outstanding and accrued dividends amounted to $59,181.

The Series B Preferred is senior to the common shares and results in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series B Preferred are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Series B Preferred. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series B Preferred at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet the requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 20, 2023, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 22, 2023 – Final Results

The Fund’s Annual Meeting of Shareholders was held virtually on May 22, 2023. At that meeting, common and preferred shareholders, voting together as a single class, re-elected Elizabeth C. Bogan, Frank J. Fahrenkopf, Jr., and Salvatore J. Zizza as Trustees of the Fund, with 87,005,907, 87,383,279, and 87,377,735 votes cast in favor of these Trustees, and 19,455,312, 19,077,941, and 19,083,484 votes withheld for these Trustees, respectively.

In addition, preferred shareholders, voting as a separate class, re-elected Anthony S. Colavita as a Trustee of the Fund, with 2,065,958 votes cast in favor of this Trustee and 61,809 votes withheld for this Trustee.

Calgary Avansino, James P. Conn, Vincent D. Enright, Michael J. Melarkey, Agnes Mullady, Salvatore M. Salibello, and Anthonie C. van Ekris continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

GAMCO Global Gold, Natural Resources & Income Trust

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At its meeting on February 15, 2023, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not interested persons of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the performance of the Fund for the one, three, five, and ten year periods (as of December 31, 2022) against a peer group of covered call funds prepared by the Adviser (the Adviser Peer Group) and against a peer group of options, arbitrage/options strategies and sector equity buy-write strategies funds selected by Lipper (the Lipper Peer Group). The Independent Board Members noted that the Fund’s performance was in the second quartile for the one year, three year, and five year periods, and in the fourth quartile for the ten year period for the Adviser Peer Group, and in the second quartile for the one year, three year, and five year periods and in the fourth quartile for the ten year period for the Lipper Peer Group. The Independent Board Members noted the Adviser’s discussion of the Fund’s option writing strategy, the associated difficulties with volatility in the gold and energy sectors and a plan to improve the Fund’s strategy given these dynamics. The Independent Board Members also recognized that the Adviser Peer Group and the Lipper Peer Group had limitations in terms of comparability given the Fund’s particular sector focus and the challenging market environment for the natural resources and energy sectors over the applicable measurement periods. In this regard, the Independent Board Members also noted that they would request that the Adviser develop better comparables for the Fund given its unique strategy and sector focus. The Independent Board Members also discussed their awareness of the Fund’s performance relative to relevant benchmarks considered representative of the Fund’s strategy and presented in the Fund’s shareholder reports, and noted the Fund’s performance relative to those benchmarks (some of which do not reflect options strategies) was somewhat more favorable over certain periods.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that an affiliate of the Adviser earned fees on sales of shares of the Fund in the Fund’s at-the-market offering program.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential sharing of economies of scale.

Service and Cost Comparisons. The Independent Board Members compared the investment management fee of the Fund to the investment management fees of the Adviser Peer Group. The Independent Board Members noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well

GAMCO Global Gold, Natural Resources & Income Trust

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

as investment advisory services. The Independent Board Members noted that the Fund employs leverage, and the management fee reflected by Lipper is the aggregate fee paid by a fund (including fees attributable to both common and preferred shares) as a percentage of the assets attributable to common shares, which may result in the calculation of a higher management fee percentage than the stated contractual fee for any funds employing leverage. The Independent Board Members noted that the Fund had the highest effective investment management fee within the Adviser Peer Group and was the only fund in this group employing leverage. The Independent Board Members noted that the Fund’s contractual management fee was above average compared to this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds, except for the presence of leverage and fees chargeable on assets attributable to leverage in certain circumstances. The Board recognized that the Adviser and its affiliates did not manage other accounts with similar strategies that had fees lower than those charged for the Fund.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services and that its overall performance record against the limited universe of other funds that utilize a covered call options writing strategy, and relevant benchmark indices, was acceptable. In reaching this conclusion, the Independent Board Members noted the Adviser’s discussion of how it would seek to improve the Fund’s strategy and determined that it was appropriate to give the Adviser time to implement these improvements. The Independent Board Members concluded that the profitability to the Adviser of managing the Fund was reasonable and that economies of scale were not a significant factor in their thinking at this point. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was adequate in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The GAMCO Global Gold, Natural Resources & Income Trust is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, serves as a portfolio manager of Gabelli Funds, LLC, and manages several funds within the Fund Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGNX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST One Corporate Center Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

TRUSTEES

Calgary Avansino

Former Chief Executive Officer,

Glamcam

Elizabeth C. Bogan

Former Senior Lecturer

in Economics,

Princeton University

Anthony S. Colavita

President,

Anthony S. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings LTD.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

Former President & Chief

Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Agnes Mullady

Former Senior Vice President,

GAMCO Investors, Inc.

Salvatore M. Salibello

Senior Partner,

Bright Side Consulting

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman, Zizza &

Associates Corp.

OFFICERS

John C. Ball

President & Treasurer

Peter Goldstein

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Molly A.F. Marion

Vice President & Ombudsman

Laurissa M. Martire

Vice President & Ombudsman

Carter W. Austin

Vice President

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York

Mellon

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

American Stock Transfer and

Trust Company

GGN Q2/2023

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased)	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet be Purchased Under the Plans or Programs
Month #1 01/01/2023 through 01/31/2023	Common – N/A Preferred Series B – 4,740	Common – N/A Preferred Series B – $22.37	Common – N/A Preferred Series B – 4,740	Common – 154,158,319 Preferred Series B – 3,416,423 - 4,740 = 3,411,683
Month #2 02/01/2023 through 02/28/2023	Common – N/A Preferred Series B – 886	Common – N/A Preferred Series B – $22.40	Common – N/A Preferred Series B – 886	Common – 154,158,319 Preferred Series B – 3,411,683 - 886 = 3,410,797
Month #3 03/01/2023 through 03/31/2023	Common – N/A Preferred Series B – 1,967	Common – N/A Preferred Series B – $22.18	Common – N/A Preferred Series B – 1,967	Common – 154,158,319 Preferred Series B – 3,410,797 - 1,967 = 3,408,830
Month #4 04/01/2023 through 04/30/2023	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 154,158,319 Preferred Series B – 3,408,830
Month #5 05/01/2023 through 05/31/2023	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common –154,158,319 Preferred Series B – 3,408,830
Month #6 06/01/2023 through 06/30/2023	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 154,158,319 Preferred Series B – 3,408,830
Total	Common – N/A Preferred Series B – 7,593	Common – N/A Preferred Series B – $22.30	Common – N/A Preferred Series B – 7,593	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.
b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value.
c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Global Gold, Natural Resources & Income Trust

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 6, 2023

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 6, 2023

*	Print the name and title of each signing officer under his or her signature.